Revenue from Contract with Customers - Schedule of Information on Geographical Regions (Details) - United States [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Information on Geographical Regions [Line Items]
Contracts with customers	$ 3,633,422	$ 299,228	$ 292,359
Total	$ 3,633,422	$ 299,228	$ 292,359